INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
NOTE 7 – INTANGIBLE ASSETS

Intangible assets, net of amortization, at December 31 follows:

	2012		2011
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
	(In thousands)

Amortized intangible assets - core deposits	$23,703	$19,728	$31,326	$23,717

Intangible amortization expense was $1.1 million, $1.4 million and $1.3 million in 2012, 2011 and 2010, respectively.

A summary of estimated core deposit intangible amortization at December 31, 2012, follows:

(In thousands)

2013	$813
2014	536
2015	347
2016	347
2017	346
2018 and thereafter	1,586
Total	$3,975

On December 7, 2012 we sold 21 branches to another financial institution (see note #27). The branches sold included six branch locations in the Battle Creek, Michigan market area and 15 branch locations in Northeast Michigan. As a result of this branch sale $7.6 million gross carrying amount and $5.1 million accumulated amortization (net recorded balance of $2.6 million) of intangible assets related to customers and deposits associated with these 21 branches were recorded as a reduction to the net gain on branch sale in our Consolidated Statement of Operations.